Segment Information	6 Months Ended
Jun. 30, 2019
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Segment Information

Note 3: Segment Information

The Company is organized as five reportable segments reflecting how the businesses are managed: Legal Professionals, Corporates, Tax & Accounting Professionals, Reuters News and Global Print. In the second quarter of 2019, the Company changed the name of its Tax Professionals segment to Tax & Accounting Professionals to better reflect the nature of the customers served by the segment. The Company did not change the way that it manages the business. The accounting policies applied by the segments are the same as those applied by the Company.

The segments offer products and services to target customers as described below.

Legal Professionals

The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.

Corporates

The Corporates segment serves corporate customers, including the seven largest global accounting firms, with the Company’s full suite of offerings across legal, tax, regulatory and compliance functions.

Tax & Accounting Professionals

The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest firms, which are served by the Corporates segment), as well as governmental taxing authorities with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.

Reuters News

The Reuters News segment provides real-time, multi-media news and information services to newspapers, television and cable networks, radio stations and websites around the globe, as well as to Refinitiv.

Global Print

The Global Print segment provides legal and tax information primarily in print format to customers around the world.

The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Revenues
Legal Professionals	603	593	1,197	1,178
Corporates	318	296	670	625
Tax & Accounting Professionals	182	176	404	393
Reuters News	156	72	311	144
Global Print	164	174	329	351
Eliminations	-	-	(1)	(1)
Consolidated revenues	1,423	1,311	2,910	2,690

Adjusted EBITDA
Legal Professionals	232	198	459	389
Corporates	102	95	220	206
Tax & Accounting Professionals	60	41	153	121
Reuters News	10	8	26	16
Global Print	73	76	147	157
Corporate costs	(122)	(70)	(253)	(111)
Adjusted EBITDA	355	348	752	778
Fair value adjustments (see note 5)	(2)	(1)	(3)	(4)
Depreciation	(38)	(29)	(72)	(59)
Amortization of computer software	(104)	(100)	(209)	(198)
Amortization of other identifiable intangible assets	(25)	(28)	(52)	(57)
Other operating gains, net	261	14	305	12
Consolidated operating profit	447	204	721	472
Net interest expense	(37)	(81)	(72)	(159)
Other finance (costs) income	(18)	14	(29)	21
Share of post-tax (losses) earnings in equity method investments	(126)	2	(223)	4
Tax (expense) benefit	(50)	3	(55)	(24)
Earnings from continuing operations	216	142	342	314

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.

Adjusted EBITDA

●

Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●

Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, commercial sales operations, real estate, and product and content development, as well as an allocation of product costs when one segment sells products managed by another segment.

●	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.